Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	PIMCO VARIABLE INSURANCE TRUST
Entity Central Index Key	0001047304
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000026478
Shareholder Report [Line Items]
Fund Name	PIMCO All Asset Portfolio
Class Name	Administrative
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO All Asset Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$25	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[1]
AssetsNet	$ 197,591,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 86,000
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$197,591
# of Portfolio Holdings	27
Portfolio Turnover Rate	25%
Total Net Advisory Fees Paid During the Reporting Period	$86
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Affiliated Investments	100.1%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO All Asset: Multi-RAE PLUS Fund	19.4%
PIMCO All Asset: Multi-Real Fund	15.6%
PIMCO Low Duration Fund	10.9%
PIMCO Total Return Fund	7.6%
PIMCO Emerging Markets Local Currency and Bond Fund	6.2%
PIMCO Emerging Markets Currency and Short-Term Investments Fund	4.4%
PIMCO TRENDS Managed Futures Strategy Fund	3.8%
PIMCO RAE Emerging Markets Fund	3.5%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	3.4%
PIMCO High Yield Fund	3.4%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]
C000026480
Shareholder Report [Line Items]
Fund Name	PIMCO All Asset Portfolio
Class Name	Advisor
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO All Asset Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$30	0.60%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[2]
AssetsNet	$ 197,591,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 86,000
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$197,591
# of Portfolio Holdings	27
Portfolio Turnover Rate	25%
Total Net Advisory Fees Paid During the Reporting Period	$86
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Affiliated Investments	100.1%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO All Asset: Multi-RAE PLUS Fund	19.4%
PIMCO All Asset: Multi-Real Fund	15.6%
PIMCO Low Duration Fund	10.9%
PIMCO Total Return Fund	7.6%
PIMCO Emerging Markets Local Currency and Bond Fund	6.2%
PIMCO Emerging Markets Currency and Short-Term Investments Fund	4.4%
PIMCO TRENDS Managed Futures Strategy Fund	3.8%
PIMCO RAE Emerging Markets Fund	3.5%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	3.4%
PIMCO High Yield Fund	3.4%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]
C000030992
Shareholder Report [Line Items]
Fund Name	PIMCO All Asset Portfolio
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO All Asset Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$18	0.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[3]
AssetsNet	$ 197,591,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 86,000
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$197,591
# of Portfolio Holdings	27
Portfolio Turnover Rate	25%
Total Net Advisory Fees Paid During the Reporting Period	$86
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Affiliated Investments	100.1%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO All Asset: Multi-RAE PLUS Fund	19.4%
PIMCO All Asset: Multi-Real Fund	15.6%
PIMCO Low Duration Fund	10.9%
PIMCO Total Return Fund	7.6%
PIMCO Emerging Markets Local Currency and Bond Fund	6.2%
PIMCO Emerging Markets Currency and Short-Term Investments Fund	4.4%
PIMCO TRENDS Managed Futures Strategy Fund	3.8%
PIMCO RAE Emerging Markets Fund	3.5%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	3.4%
PIMCO High Yield Fund	3.4%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]
C000026479
Shareholder Report [Line Items]
Fund Name	PIMCO All Asset Portfolio
Class Name	M
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO All Asset Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$41	0.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%	[4]
AssetsNet	$ 197,591,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 86,000
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$197,591
# of Portfolio Holdings	27
Portfolio Turnover Rate	25%
Total Net Advisory Fees Paid During the Reporting Period	$86
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Affiliated Investments	100.1%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO All Asset: Multi-RAE PLUS Fund	19.4%
PIMCO All Asset: Multi-Real Fund	15.6%
PIMCO Low Duration Fund	10.9%
PIMCO Total Return Fund	7.6%
PIMCO Emerging Markets Local Currency and Bond Fund	6.2%
PIMCO Emerging Markets Currency and Short-Term Investments Fund	4.4%
PIMCO TRENDS Managed Futures Strategy Fund	3.8%
PIMCO RAE Emerging Markets Fund	3.5%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	3.4%
PIMCO High Yield Fund	3.4%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]
C000110708
Shareholder Report [Line Items]
Fund Name	PIMCO Balanced Allocation Portfolio
Class Name	Administrative
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Balanced Allocation Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$43	0.83%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%	[5]
AssetsNet	$ 147,561,000
Holdings Count | Holding	125
Advisory Fees Paid, Amount	$ 443,000
InvestmentCompanyPortfolioTurnover	132.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$147,561
# of Portfolio Holdings	125
Portfolio Turnover Rate	132%
Total Net Advisory Fees Paid During the Reporting Period	$443
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	14.0%
U.S. Treasury Obligations	11.2%
Corporate Bonds & Notes	3.6%
Asset-Backed Securities	1.3%
Non-Agency Mortgage-Backed Securities	0.3%
Sovereign Issues	0.2%
Short-Term Instruments	41.6%
Affiliated Investments	28.9%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(1.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

C000112709
Shareholder Report [Line Items]
Fund Name	PIMCO Global Diversified Allocation Portfolio
Class Name	Administrative
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Global Diversified Allocation Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$24	0.47%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%	[6]
AssetsNet	$ 166,780,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$166,780
# of Portfolio Holdings	19
Portfolio Turnover Rate	5%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Affiliated Investments	95.8%
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	3.6%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO Total Return Fund IV	15.1%
PIMCO Short-Term Fund	15.0%
PIMCO StocksPLUS® International Fund (Unhedged)	10.0%
PIMCO Investment Grade Credit Bond Fund	5.0%
PIMCO Income Fund	5.0%
PIMCO Real Return Fund	5.0%
PIMCO StocksPLUS® Fund	5.0%
PIMCO RAE PLUS EMG Fund	5.0%
PIMCO RAE PLUS Small Fund	5.0%
PIMCO RAE International Fund	5.0%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]
C000123329
Shareholder Report [Line Items]
Fund Name	PIMCO Global Diversified Allocation Portfolio
Class Name	Advisor
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Global Diversified Allocation Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$29	0.57%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%	[7]
AssetsNet	$ 166,780,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$166,780
# of Portfolio Holdings	19
Portfolio Turnover Rate	5%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Affiliated Investments	95.8%
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	3.6%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO Total Return Fund IV	15.1%
PIMCO Short-Term Fund	15.0%
PIMCO StocksPLUS® International Fund (Unhedged)	10.0%
PIMCO Investment Grade Credit Bond Fund	5.0%
PIMCO Income Fund	5.0%
PIMCO Real Return Fund	5.0%
PIMCO StocksPLUS® Fund	5.0%
PIMCO RAE PLUS EMG Fund	5.0%
PIMCO RAE PLUS Small Fund	5.0%
PIMCO RAE International Fund	5.0%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]
C000026493
Shareholder Report [Line Items]
Fund Name	PIMCO CommodityRealReturn<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Strategy Portfolio
Class Name	Administrative
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO CommodityRealReturn® Strategy Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$158	3.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	3.07%	[8]
AssetsNet	$ 385,867,000
Holdings Count | Holding	736
Advisory Fees Paid, Amount	$ 932,000
InvestmentCompanyPortfolioTurnover	106.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$385,867
# of Portfolio Holdings	736
Portfolio Turnover Rate	106%
Total Net Advisory Fees Paid During the Reporting Period	$932
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	101.8%
U.S. Government Agencies	19.5%
Asset-Backed Securities	7.7%
Sovereign Issues	6.9%
Non-Agency Mortgage-Backed Securities	0.6%
Other Investments	0.2%
Short-Term Instruments	60.3%
Affiliated Investments	0.8%
Financial Derivative Instruments	(4.1%)
Other Assets and Liabilities, Net	(93.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

C000030986
Shareholder Report [Line Items]
Fund Name	PIMCO CommodityRealReturn<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Strategy Portfolio
Class Name	Advisor
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO CommodityRealReturn® Strategy Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$163	3.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	3.17%	[9]
AssetsNet	$ 385,867,000
Holdings Count | Holding	736
Advisory Fees Paid, Amount	$ 932,000
InvestmentCompanyPortfolioTurnover	106.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$385,867
# of Portfolio Holdings	736
Portfolio Turnover Rate	106%
Total Net Advisory Fees Paid During the Reporting Period	$932
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	101.8%
U.S. Government Agencies	19.5%
Asset-Backed Securities	7.7%
Sovereign Issues	6.9%
Non-Agency Mortgage-Backed Securities	0.6%
Other Investments	0.2%
Short-Term Instruments	60.3%
Affiliated Investments	0.8%
Financial Derivative Instruments	(4.1%)
Other Assets and Liabilities, Net	(93.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

C000030994
Shareholder Report [Line Items]
Fund Name	PIMCO CommodityRealReturn<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Strategy Portfolio
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO CommodityRealReturn® Strategy Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$150	2.92%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	2.92%	[10]
AssetsNet	$ 385,867,000
Holdings Count | Holding	736
Advisory Fees Paid, Amount	$ 932,000
InvestmentCompanyPortfolioTurnover	106.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$385,867
# of Portfolio Holdings	736
Portfolio Turnover Rate	106%
Total Net Advisory Fees Paid During the Reporting Period	$932
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	101.8%
U.S. Government Agencies	19.5%
Asset-Backed Securities	7.7%
Sovereign Issues	6.9%
Non-Agency Mortgage-Backed Securities	0.6%
Other Investments	0.2%
Short-Term Instruments	60.3%
Affiliated Investments	0.8%
Financial Derivative Instruments	(4.1%)
Other Assets and Liabilities, Net	(93.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

C000148731
Shareholder Report [Line Items]
Fund Name	PIMCO CommodityRealReturn<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Strategy Portfolio
Class Name	M
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO CommodityRealReturn® Strategy Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$173	3.37%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	3.37%	[11]
AssetsNet	$ 385,867,000
Holdings Count | Holding	736
Advisory Fees Paid, Amount	$ 932,000
InvestmentCompanyPortfolioTurnover	106.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$385,867
# of Portfolio Holdings	736
Portfolio Turnover Rate	106%
Total Net Advisory Fees Paid During the Reporting Period	$932
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	101.8%
U.S. Government Agencies	19.5%
Asset-Backed Securities	7.7%
Sovereign Issues	6.9%
Non-Agency Mortgage-Backed Securities	0.6%
Other Investments	0.2%
Short-Term Instruments	60.3%
Affiliated Investments	0.8%
Financial Derivative Instruments	(4.1%)
Other Assets and Liabilities, Net	(93.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

C000098623
Shareholder Report [Line Items]
Fund Name	PIMCO Dynamic Bond Portfolio
Class Name	Administrative
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Dynamic Bond Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$52	1.03%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.03%	[12]
AssetsNet	$ 87,303,000
Holdings Count | Holding	654
Advisory Fees Paid, Amount	$ 234,000
InvestmentCompanyPortfolioTurnover	518.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$87,303
# of Portfolio Holdings	654
Portfolio Turnover Rate	518%
Total Net Advisory Fees Paid During the Reporting Period	$234
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	64.7%
Sovereign Issues	17.4%
Corporate Bonds & Notes	15.0%
U.S. Treasury Obligations	11.9%
Asset-Backed Securities	6.4%
Non-Agency Mortgage-Backed Securities	5.1%
Loan Participations and Assignments	1.2%
Municipal Bonds & Notes	0.1%
Other Investments	0.1%
Short-Term Instruments	20.4%
Affiliated Investments	24.8%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(66.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

C000098625
Shareholder Report [Line Items]
Fund Name	PIMCO Dynamic Bond Portfolio
Class Name	Advisor
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Dynamic Bond Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$57	1.13%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.13%	[13]
AssetsNet	$ 87,303,000
Holdings Count | Holding	654
Advisory Fees Paid, Amount	$ 234,000
InvestmentCompanyPortfolioTurnover	518.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$87,303
# of Portfolio Holdings	654
Portfolio Turnover Rate	518%
Total Net Advisory Fees Paid During the Reporting Period	$234
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	64.7%
Sovereign Issues	17.4%
Corporate Bonds & Notes	15.0%
U.S. Treasury Obligations	11.9%
Asset-Backed Securities	6.4%
Non-Agency Mortgage-Backed Securities	5.1%
Loan Participations and Assignments	1.2%
Municipal Bonds & Notes	0.1%
Other Investments	0.1%
Short-Term Instruments	20.4%
Affiliated Investments	24.8%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(66.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

C000098624
Shareholder Report [Line Items]
Fund Name	PIMCO Dynamic Bond Portfolio
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Dynamic Bond Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$45	0.88%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%	[14]
AssetsNet	$ 87,303,000
Holdings Count | Holding	654
Advisory Fees Paid, Amount	$ 234,000
InvestmentCompanyPortfolioTurnover	518.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$87,303
# of Portfolio Holdings	654
Portfolio Turnover Rate	518%
Total Net Advisory Fees Paid During the Reporting Period	$234
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	64.7%
Sovereign Issues	17.4%
Corporate Bonds & Notes	15.0%
U.S. Treasury Obligations	11.9%
Asset-Backed Securities	6.4%
Non-Agency Mortgage-Backed Securities	5.1%
Loan Participations and Assignments	1.2%
Municipal Bonds & Notes	0.1%
Other Investments	0.1%
Short-Term Instruments	20.4%
Affiliated Investments	24.8%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(66.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

C000139587
Shareholder Report [Line Items]
Fund Name	PIMCO Dynamic Bond Portfolio
Class Name	M
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Dynamic Bond Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$67	1.33%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.33%	[15]
AssetsNet	$ 87,303,000
Holdings Count | Holding	654
Advisory Fees Paid, Amount	$ 234,000
InvestmentCompanyPortfolioTurnover	518.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$87,303
# of Portfolio Holdings	654
Portfolio Turnover Rate	518%
Total Net Advisory Fees Paid During the Reporting Period	$234
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	64.7%
Sovereign Issues	17.4%
Corporate Bonds & Notes	15.0%
U.S. Treasury Obligations	11.9%
Asset-Backed Securities	6.4%
Non-Agency Mortgage-Backed Securities	5.1%
Loan Participations and Assignments	1.2%
Municipal Bonds & Notes	0.1%
Other Investments	0.1%
Short-Term Instruments	20.4%
Affiliated Investments	24.8%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(66.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

C000026494
Shareholder Report [Line Items]
Fund Name	PIMCO Emerging Markets Bond Portfolio
Class Name	Administrative
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Emerging Markets Bond Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$62	1.22%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.22%	[16]
AssetsNet	$ 194,344,000
Holdings Count | Holding	932
Advisory Fees Paid, Amount	$ 426,000
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$194,344
# of Portfolio Holdings	932
Portfolio Turnover Rate	35%
Total Net Advisory Fees Paid During the Reporting Period	$426
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Mexico	9.4%
Brazil	8.5%
United States	7.0%
Turkey	6.1%
Saudi Arabia	3.9%
Indonesia	3.7%
Argentina	3.3%
Colombia	3.1%
Dominican Republic	2.8%
Chile	2.6%
Peru	2.5%
Other Countries	48.7%
Short-Term Instruments	1.7%
Affiliated Investments	0.1%
Financial Derivative Instruments	(0.9%)
Other Assets and Liabilities, Net	(2.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

C000030987
Shareholder Report [Line Items]
Fund Name	PIMCO Emerging Markets Bond Portfolio
Class Name	Advisor
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Emerging Markets Bond Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$67	1.32%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.32%	[17]
AssetsNet	$ 194,344,000
Holdings Count | Holding	932
Advisory Fees Paid, Amount	$ 426,000
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$194,344
# of Portfolio Holdings	932
Portfolio Turnover Rate	35%
Total Net Advisory Fees Paid During the Reporting Period	$426
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Mexico	9.4%
Brazil	8.5%
United States	7.0%
Turkey	6.1%
Saudi Arabia	3.9%
Indonesia	3.7%
Argentina	3.3%
Colombia	3.1%
Dominican Republic	2.8%
Chile	2.6%
Peru	2.5%
Other Countries	48.7%
Short-Term Instruments	1.7%
Affiliated Investments	0.1%
Financial Derivative Instruments	(0.9%)
Other Assets and Liabilities, Net	(2.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

C000030995
Shareholder Report [Line Items]
Fund Name	PIMCO Emerging Markets Bond Portfolio
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Emerging Markets Bond Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$55	1.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.07%	[18]
AssetsNet	$ 194,344,000
Holdings Count | Holding	932
Advisory Fees Paid, Amount	$ 426,000
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$194,344
# of Portfolio Holdings	932
Portfolio Turnover Rate	35%
Total Net Advisory Fees Paid During the Reporting Period	$426
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Mexico	9.4%
Brazil	8.5%
United States	7.0%
Turkey	6.1%
Saudi Arabia	3.9%
Indonesia	3.7%
Argentina	3.3%
Colombia	3.1%
Dominican Republic	2.8%
Chile	2.6%
Peru	2.5%
Other Countries	48.7%
Short-Term Instruments	1.7%
Affiliated Investments	0.1%
Financial Derivative Instruments	(0.9%)
Other Assets and Liabilities, Net	(2.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

C000148732
Shareholder Report [Line Items]
Fund Name	PIMCO Emerging Markets Bond Portfolio
Class Name	M
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Emerging Markets Bond Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$77	1.52%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.52%	[19]
AssetsNet	$ 194,344,000
Holdings Count | Holding	932
Advisory Fees Paid, Amount	$ 426,000
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$194,344
# of Portfolio Holdings	932
Portfolio Turnover Rate	35%
Total Net Advisory Fees Paid During the Reporting Period	$426
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Mexico	9.4%
Brazil	8.5%
United States	7.0%
Turkey	6.1%
Saudi Arabia	3.9%
Indonesia	3.7%
Argentina	3.3%
Colombia	3.1%
Dominican Republic	2.8%
Chile	2.6%
Peru	2.5%
Other Countries	48.7%
Short-Term Instruments	1.7%
Affiliated Investments	0.1%
Financial Derivative Instruments	(0.9%)
Other Assets and Liabilities, Net	(2.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

C000026497
Shareholder Report [Line Items]
Fund Name	PIMCO Global Bond Opportunities Portfolio (Unhedged)
Class Name	Administrative
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Global Bond Opportunities Portfolio (Unhedged) (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$60	1.16%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.16%	[20]
AssetsNet	$ 132,513,000
Holdings Count | Holding	986
Advisory Fees Paid, Amount	$ 159,000
InvestmentCompanyPortfolioTurnover	368.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$132,513
# of Portfolio Holdings	986
Portfolio Turnover Rate	368%
Total Net Advisory Fees Paid During the Reporting Period	$159
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	95.3%
Japan	7.8%
France	7.2%
Spain	6.3%
Cayman Islands	3.4%
United Kingdom	3.3%
Ireland	3.2%
Canada	2.2%
Saudi Arabia	2.0%
Brazil	1.8%
Australia	1.7%
Other Countries	11.8%
Short-Term Instruments	1.3%
Affiliated Investments	0.4%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(47.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

C000030988
Shareholder Report [Line Items]
Fund Name	PIMCO Global Bond Opportunities Portfolio (Unhedged)
Class Name	Advisor
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Global Bond Opportunities Portfolio (Unhedged) (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$65	1.26%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.26%	[21]
AssetsNet	$ 132,513,000
Holdings Count | Holding	986
Advisory Fees Paid, Amount	$ 159,000
InvestmentCompanyPortfolioTurnover	368.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$132,513
# of Portfolio Holdings	986
Portfolio Turnover Rate	368%
Total Net Advisory Fees Paid During the Reporting Period	$159
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	95.3%
Japan	7.8%
France	7.2%
Spain	6.3%
Cayman Islands	3.4%
United Kingdom	3.3%
Ireland	3.2%
Canada	2.2%
Saudi Arabia	2.0%
Brazil	1.8%
Australia	1.7%
Other Countries	11.8%
Short-Term Instruments	1.3%
Affiliated Investments	0.4%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(47.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

C000030996
Shareholder Report [Line Items]
Fund Name	PIMCO Global Bond Opportunities Portfolio (Unhedged)
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Global Bond Opportunities Portfolio (Unhedged) (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$52	1.01%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.01%	[22]
AssetsNet	$ 132,513,000
Holdings Count | Holding	986
Advisory Fees Paid, Amount	$ 159,000
InvestmentCompanyPortfolioTurnover	368.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$132,513
# of Portfolio Holdings	986
Portfolio Turnover Rate	368%
Total Net Advisory Fees Paid During the Reporting Period	$159
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	95.3%
Japan	7.8%
France	7.2%
Spain	6.3%
Cayman Islands	3.4%
United Kingdom	3.3%
Ireland	3.2%
Canada	2.2%
Saudi Arabia	2.0%
Brazil	1.8%
Australia	1.7%
Other Countries	11.8%
Short-Term Instruments	1.3%
Affiliated Investments	0.4%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(47.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

C000098620
Shareholder Report [Line Items]
Fund Name	PIMCO Global Core Bond (Hedged) Portfolio
Class Name	Administrative
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Global Core Bond (Hedged) Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$57	1.13%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.13%	[23]
AssetsNet	$ 81,142,000
Holdings Count | Holding	883
Advisory Fees Paid, Amount	$ 101,000
InvestmentCompanyPortfolioTurnover	320.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$81,142
# of Portfolio Holdings	883
Portfolio Turnover Rate	320%
Total Net Advisory Fees Paid During the Reporting Period	$101
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	86.6%
Japan	7.4%
France	6.3%
United Kingdom	5.5%
Spain	4.6%
Canada	4.4%
Cayman Islands	4.1%
Ireland	3.1%
Australia	3.0%
Brazil	1.9%
Malaysia	1.5%
Other Countries	17.2%
Short-Term Instruments	1.2%
Affiliated Investments	0.1%
Financial Derivative Instruments	(1.2%)
Other Assets and Liabilities, Net	(45.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

C000072063
Shareholder Report [Line Items]
Fund Name	PIMCO Global Managed Asset Allocation Portfolio
Class Name	Administrative
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Global Managed Asset Allocation Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$49	0.95%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%	[24]
AssetsNet	$ 294,237,000
Holdings Count | Holding	616
Advisory Fees Paid, Amount	$ 1,003,000
InvestmentCompanyPortfolioTurnover	164.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$294,237
# of Portfolio Holdings	616
Portfolio Turnover Rate	164%
Total Net Advisory Fees Paid During the Reporting Period	$1,003
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	16.7%
Sovereign Issues	10.7%
Asset-Backed Securities	8.6%
U.S. Treasury Obligations	5.3%
Non-Agency Mortgage-Backed Securities	2.5%
Corporate Bonds & Notes	0.3%
Short-Term Instruments	0.3%
Affiliated Investments	66.6%
Financial Derivative Instruments	1.6%
Other Assets and Liabilities, Net	(12.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

C000072064
Shareholder Report [Line Items]
Fund Name	PIMCO Global Managed Asset Allocation Portfolio
Class Name	Advisor
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Global Managed Asset Allocation Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$54	1.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%	[25]
AssetsNet	$ 294,237,000
Holdings Count | Holding	616
Advisory Fees Paid, Amount	$ 1,003,000
InvestmentCompanyPortfolioTurnover	164.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$294,237
# of Portfolio Holdings	616
Portfolio Turnover Rate	164%
Total Net Advisory Fees Paid During the Reporting Period	$1,003
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	16.7%
Sovereign Issues	10.7%
Asset-Backed Securities	8.6%
U.S. Treasury Obligations	5.3%
Non-Agency Mortgage-Backed Securities	2.5%
Corporate Bonds & Notes	0.3%
Short-Term Instruments	0.3%
Affiliated Investments	66.6%
Financial Derivative Instruments	1.6%
Other Assets and Liabilities, Net	(12.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

C000109755
Shareholder Report [Line Items]
Fund Name	PIMCO Global Managed Asset Allocation Portfolio
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Global Managed Asset Allocation Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$42	0.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%	[26]
AssetsNet	$ 294,237,000
Holdings Count | Holding	616
Advisory Fees Paid, Amount	$ 1,003,000
InvestmentCompanyPortfolioTurnover	164.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$294,237
# of Portfolio Holdings	616
Portfolio Turnover Rate	164%
Total Net Advisory Fees Paid During the Reporting Period	$1,003
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	16.7%
Sovereign Issues	10.7%
Asset-Backed Securities	8.6%
U.S. Treasury Obligations	5.3%
Non-Agency Mortgage-Backed Securities	2.5%
Corporate Bonds & Notes	0.3%
Short-Term Instruments	0.3%
Affiliated Investments	66.6%
Financial Derivative Instruments	1.6%
Other Assets and Liabilities, Net	(12.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

C000026498
Shareholder Report [Line Items]
Fund Name	PIMCO High Yield Portfolio
Class Name	Administrative
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO High Yield Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$41	0.81%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%	[27]
AssetsNet	$ 499,105,000
Holdings Count | Holding	521
Advisory Fees Paid, Amount	$ 608,000
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$499,105
# of Portfolio Holdings	521
Portfolio Turnover Rate	29%
Total Net Advisory Fees Paid During the Reporting Period	$608
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	77.4%
Loan Participations and Assignments	6.6%
U.S. Treasury Obligations	3.7%
Convertible Bonds & Notes	0.2%
Other Investments	0.1%
Short-Term Instruments	3.2%
Affiliated Investments	7.9%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	0.9%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

C000030989
Shareholder Report [Line Items]
Fund Name	PIMCO High Yield Portfolio
Class Name	Advisor
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO High Yield Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$46	0.91%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%	[28]
AssetsNet	$ 499,105,000
Holdings Count | Holding	521
Advisory Fees Paid, Amount	$ 608,000
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$499,105
# of Portfolio Holdings	521
Portfolio Turnover Rate	29%
Total Net Advisory Fees Paid During the Reporting Period	$608
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	77.4%
Loan Participations and Assignments	6.6%
U.S. Treasury Obligations	3.7%
Convertible Bonds & Notes	0.2%
Other Investments	0.1%
Short-Term Instruments	3.2%
Affiliated Investments	7.9%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	0.9%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

C000026499
Shareholder Report [Line Items]
Fund Name	PIMCO High Yield Portfolio
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO High Yield Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$34	0.66%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%	[29]
AssetsNet	$ 499,105,000
Holdings Count | Holding	521
Advisory Fees Paid, Amount	$ 608,000
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$499,105
# of Portfolio Holdings	521
Portfolio Turnover Rate	29%
Total Net Advisory Fees Paid During the Reporting Period	$608
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	77.4%
Loan Participations and Assignments	6.6%
U.S. Treasury Obligations	3.7%
Convertible Bonds & Notes	0.2%
Other Investments	0.1%
Short-Term Instruments	3.2%
Affiliated Investments	7.9%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	0.9%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

C000166584
Shareholder Report [Line Items]
Fund Name	PIMCO Income Portfolio
Class Name	Administrative
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Income Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$45	0.88%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%	[30]
AssetsNet	$ 957,056,000
Holdings Count | Holding	1,304
Advisory Fees Paid, Amount	$ 1,072,000
InvestmentCompanyPortfolioTurnover	288.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$957,056
# of Portfolio Holdings	1,304
Portfolio Turnover Rate	288%
Total Net Advisory Fees Paid During the Reporting Period	$1,072
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	57.3%
Asset-Backed Securities	32.7%
Non-Agency Mortgage-Backed Securities	18.3%
U.S. Treasury Obligations	13.0%
Corporate Bonds & Notes	10.5%
Sovereign Issues	6.5%
Loan Participations and Assignments	1.7%
Preferred Securities	0.2%
Common Stocks	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.5%
Affiliated Investments	9.1%
Financial Derivative Instruments	(0.5%)
Other Assets and Liabilities, Net	(49.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

C000166585
Shareholder Report [Line Items]
Fund Name	PIMCO Income Portfolio
Class Name	Advisor
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Income Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$50	0.98%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.98%	[31]
AssetsNet	$ 957,056,000
Holdings Count | Holding	1,304
Advisory Fees Paid, Amount	$ 1,072,000
InvestmentCompanyPortfolioTurnover	288.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$957,056
# of Portfolio Holdings	1,304
Portfolio Turnover Rate	288%
Total Net Advisory Fees Paid During the Reporting Period	$1,072
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	57.3%
Asset-Backed Securities	32.7%
Non-Agency Mortgage-Backed Securities	18.3%
U.S. Treasury Obligations	13.0%
Corporate Bonds & Notes	10.5%
Sovereign Issues	6.5%
Loan Participations and Assignments	1.7%
Preferred Securities	0.2%
Common Stocks	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.5%
Affiliated Investments	9.1%
Financial Derivative Instruments	(0.5%)
Other Assets and Liabilities, Net	(49.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

C000166586
Shareholder Report [Line Items]
Fund Name	PIMCO Income Portfolio
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Income Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$37	0.73%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%	[32]
AssetsNet	$ 957,056,000
Holdings Count | Holding	1,304
Advisory Fees Paid, Amount	$ 1,072,000
InvestmentCompanyPortfolioTurnover	288.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$957,056
# of Portfolio Holdings	1,304
Portfolio Turnover Rate	288%
Total Net Advisory Fees Paid During the Reporting Period	$1,072
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	57.3%
Asset-Backed Securities	32.7%
Non-Agency Mortgage-Backed Securities	18.3%
U.S. Treasury Obligations	13.0%
Corporate Bonds & Notes	10.5%
Sovereign Issues	6.5%
Loan Participations and Assignments	1.7%
Preferred Securities	0.2%
Common Stocks	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.5%
Affiliated Investments	9.1%
Financial Derivative Instruments	(0.5%)
Other Assets and Liabilities, Net	(49.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

C000026495
Shareholder Report [Line Items]
Fund Name	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)
Class Name	Administrative
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$53	1.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%	[33]
AssetsNet	$ 531,268,000
Holdings Count | Holding	1,182
Advisory Fees Paid, Amount	$ 648,000
InvestmentCompanyPortfolioTurnover	352.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$531,268
# of Portfolio Holdings	1,182
Portfolio Turnover Rate	352%
Total Net Advisory Fees Paid During the Reporting Period	$648
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	73.6%
Japan	9.9%
Canada	6.8%
France	6.3%
Spain	5.9%
United Kingdom	5.7%
Cayman Islands	4.3%
Ireland	3.4%
Australia	3.1%
South Korea	2.2%
Saudi Arabia	2.1%
Other Countries	14.6%
Short-Term Instruments	1.1%
Affiliated Investments	0.6%
Financial Derivative Instruments	(1.2%)
Other Assets and Liabilities, Net	(38.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

C000139585
Shareholder Report [Line Items]
Fund Name	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)
Class Name	Advisor
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$58	1.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.15%	[34]
AssetsNet	$ 531,268,000
Holdings Count | Holding	1,182
Advisory Fees Paid, Amount	$ 648,000
InvestmentCompanyPortfolioTurnover	352.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$531,268
# of Portfolio Holdings	1,182
Portfolio Turnover Rate	352%
Total Net Advisory Fees Paid During the Reporting Period	$648
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	73.6%
Japan	9.9%
Canada	6.8%
France	6.3%
Spain	5.9%
United Kingdom	5.7%
Cayman Islands	4.3%
Ireland	3.4%
Australia	3.1%
South Korea	2.2%
Saudi Arabia	2.1%
Other Countries	14.6%
Short-Term Instruments	1.1%
Affiliated Investments	0.6%
Financial Derivative Instruments	(1.2%)
Other Assets and Liabilities, Net	(38.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

C000026496
Shareholder Report [Line Items]
Fund Name	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$45	0.90%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%	[35]
AssetsNet	$ 531,268,000
Holdings Count | Holding	1,182
Advisory Fees Paid, Amount	$ 648,000
InvestmentCompanyPortfolioTurnover	352.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$531,268
# of Portfolio Holdings	1,182
Portfolio Turnover Rate	352%
Total Net Advisory Fees Paid During the Reporting Period	$648
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	73.6%
Japan	9.9%
Canada	6.8%
France	6.3%
Spain	5.9%
United Kingdom	5.7%
Cayman Islands	4.3%
Ireland	3.4%
Australia	3.1%
South Korea	2.2%
Saudi Arabia	2.1%
Other Countries	14.6%
Short-Term Instruments	1.1%
Affiliated Investments	0.6%
Financial Derivative Instruments	(1.2%)
Other Assets and Liabilities, Net	(38.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

C000028252
Shareholder Report [Line Items]
Fund Name	PIMCO International Bond Portfolio (Unhedged)
Class Name	Administrative
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO International Bond Portfolio (Unhedged) (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$60	1.14%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.14%	[36]
AssetsNet	$ 33,755,000
Holdings Count | Holding	825
Advisory Fees Paid, Amount	$ 28,000
InvestmentCompanyPortfolioTurnover	339.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$33,755
# of Portfolio Holdings	825
Portfolio Turnover Rate	339%
Total Net Advisory Fees Paid During the Reporting Period	$28
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	51.7%
Japan	5.3%
Spain	4.3%
Canada	3.8%
France	3.8%
United Kingdom	2.4%
Cayman Islands	1.9%
Australia	1.7%
Saudi Arabia	1.5%
Brazil	1.5%
Other Countries	9.6%
Short-Term Instruments	0.2%
Affiliated Investments	5.4%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	6.6%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

C000030991
Shareholder Report [Line Items]
Fund Name	PIMCO International Bond Portfolio (Unhedged)
Class Name	Advisor
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO International Bond Portfolio (Unhedged) (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$65	1.24%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.24%	[37]
AssetsNet	$ 33,755,000
Holdings Count | Holding	825
Advisory Fees Paid, Amount	$ 28,000
InvestmentCompanyPortfolioTurnover	339.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$33,755
# of Portfolio Holdings	825
Portfolio Turnover Rate	339%
Total Net Advisory Fees Paid During the Reporting Period	$28
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	51.7%
Japan	5.3%
Spain	4.3%
Canada	3.8%
France	3.8%
United Kingdom	2.4%
Cayman Islands	1.9%
Australia	1.7%
Saudi Arabia	1.5%
Brazil	1.5%
Other Countries	9.6%
Short-Term Instruments	0.2%
Affiliated Investments	5.4%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	6.6%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

C000109754
Shareholder Report [Line Items]
Fund Name	PIMCO International Bond Portfolio (Unhedged)
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO International Bond Portfolio (Unhedged) (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$52	0.99%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.99%	[38]
AssetsNet	$ 33,755,000
Holdings Count | Holding	825
Advisory Fees Paid, Amount	$ 28,000
InvestmentCompanyPortfolioTurnover	339.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$33,755
# of Portfolio Holdings	825
Portfolio Turnover Rate	339%
Total Net Advisory Fees Paid During the Reporting Period	$28
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	51.7%
Japan	5.3%
Spain	4.3%
Canada	3.8%
France	3.8%
United Kingdom	2.4%
Cayman Islands	1.9%
Australia	1.7%
Saudi Arabia	1.5%
Brazil	1.5%
Other Countries	9.6%
Short-Term Instruments	0.2%
Affiliated Investments	5.4%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	6.6%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

C000026500
Shareholder Report [Line Items]
Fund Name	PIMCO Long-Term U.S. Government Portfolio
Class Name	Administrative
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Long-Term U.S. Government Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$122	2.43%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	2.43%	[39]
AssetsNet	$ 433,226,000
Holdings Count | Holding	281
Advisory Fees Paid, Amount	$ 475,000
InvestmentCompanyPortfolioTurnover	90.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$433,226
# of Portfolio Holdings	281
Portfolio Turnover Rate	90%
Total Net Advisory Fees Paid During the Reporting Period	$475
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	130.8%
U.S. Government Agencies	18.2%
Non-Agency Mortgage-Backed Securities	3.8%
Asset-Backed Securities	0.6%
Other Investments	0.1%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(53.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

C000081129
Shareholder Report [Line Items]
Fund Name	PIMCO Long-Term U.S. Government Portfolio
Class Name	Advisor
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Long-Term U.S. Government Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$127	2.53%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	2.53%	[40]
AssetsNet	$ 433,226,000
Holdings Count | Holding	281
Advisory Fees Paid, Amount	$ 475,000
InvestmentCompanyPortfolioTurnover	90.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$433,226
# of Portfolio Holdings	281
Portfolio Turnover Rate	90%
Total Net Advisory Fees Paid During the Reporting Period	$475
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	130.8%
U.S. Government Agencies	18.2%
Non-Agency Mortgage-Backed Securities	3.8%
Asset-Backed Securities	0.6%
Other Investments	0.1%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(53.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

C000026501
Shareholder Report [Line Items]
Fund Name	PIMCO Long-Term U.S. Government Portfolio
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Long-Term U.S. Government Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$115	2.28%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	2.28%	[41]
AssetsNet	$ 433,226,000
Holdings Count | Holding	281
Advisory Fees Paid, Amount	$ 475,000
InvestmentCompanyPortfolioTurnover	90.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$433,226
# of Portfolio Holdings	281
Portfolio Turnover Rate	90%
Total Net Advisory Fees Paid During the Reporting Period	$475
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	130.8%
U.S. Government Agencies	18.2%
Non-Agency Mortgage-Backed Securities	3.8%
Asset-Backed Securities	0.6%
Other Investments	0.1%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(53.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

C000026502
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Portfolio
Class Name	Administrative
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Low Duration Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$34	0.67%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%	[42]
AssetsNet	$ 1,340,932,000
Holdings Count | Holding	741
Advisory Fees Paid, Amount	$ 1,680,000
InvestmentCompanyPortfolioTurnover	186.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,340,932
# of Portfolio Holdings	741
Portfolio Turnover Rate	186%
Total Net Advisory Fees Paid During the Reporting Period	$1,680
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	43.3%
U.S. Treasury Obligations	17.9%
Corporate Bonds & Notes	15.7%
Asset-Backed Securities	8.9%
Non-Agency Mortgage-Backed Securities	3.5%
Sovereign Issues	3.2%
Short-Term Instruments	18.6%
Affiliated Investments	11.2%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(22.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

C000030990
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Portfolio
Class Name	Advisor
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Low Duration Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$39	0.77%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%	[43]
AssetsNet	$ 1,340,932,000
Holdings Count | Holding	741
Advisory Fees Paid, Amount	$ 1,680,000
InvestmentCompanyPortfolioTurnover	186.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,340,932
# of Portfolio Holdings	741
Portfolio Turnover Rate	186%
Total Net Advisory Fees Paid During the Reporting Period	$1,680
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	43.3%
U.S. Treasury Obligations	17.9%
Corporate Bonds & Notes	15.7%
Asset-Backed Securities	8.9%
Non-Agency Mortgage-Backed Securities	3.5%
Sovereign Issues	3.2%
Short-Term Instruments	18.6%
Affiliated Investments	11.2%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(22.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

C000026503
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Portfolio
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Low Duration Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$26	0.52%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%	[44]
AssetsNet	$ 1,340,932,000
Holdings Count | Holding	741
Advisory Fees Paid, Amount	$ 1,680,000
InvestmentCompanyPortfolioTurnover	186.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,340,932
# of Portfolio Holdings	741
Portfolio Turnover Rate	186%
Total Net Advisory Fees Paid During the Reporting Period	$1,680
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	43.3%
U.S. Treasury Obligations	17.9%
Corporate Bonds & Notes	15.7%
Asset-Backed Securities	8.9%
Non-Agency Mortgage-Backed Securities	3.5%
Sovereign Issues	3.2%
Short-Term Instruments	18.6%
Affiliated Investments	11.2%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(22.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

C000026482
Shareholder Report [Line Items]
Fund Name	PIMCO Real Return Portfolio
Class Name	Administrative
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Real Return Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$65	1.28%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.28%	[45]
AssetsNet	$ 1,388,621,000
Holdings Count | Holding	719
Advisory Fees Paid, Amount	$ 1,709,000
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,388,621
# of Portfolio Holdings	719
Portfolio Turnover Rate	98%
Total Net Advisory Fees Paid During the Reporting Period	$1,709
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	93.0%
U.S. Government Agencies	20.0%
Asset-Backed Securities	7.7%
Sovereign Issues	4.3%
Non-Agency Mortgage-Backed Securities	1.0%
Other Investments	0.2%
Short-Term Instruments	38.3%
Affiliated Investments	0.4%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(64.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

C000030983
Shareholder Report [Line Items]
Fund Name	PIMCO Real Return Portfolio
Class Name	Advisor
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Real Return Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$70	1.38%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.38%	[46]
AssetsNet	$ 1,388,621,000
Holdings Count | Holding	719
Advisory Fees Paid, Amount	$ 1,709,000
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,388,621
# of Portfolio Holdings	719
Portfolio Turnover Rate	98%
Total Net Advisory Fees Paid During the Reporting Period	$1,709
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	93.0%
U.S. Government Agencies	20.0%
Asset-Backed Securities	7.7%
Sovereign Issues	4.3%
Non-Agency Mortgage-Backed Securities	1.0%
Other Investments	0.2%
Short-Term Instruments	38.3%
Affiliated Investments	0.4%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(64.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

C000026483
Shareholder Report [Line Items]
Fund Name	PIMCO Real Return Portfolio
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Real Return Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$57	1.13%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.13%	[47]
AssetsNet	$ 1,388,621,000
Holdings Count | Holding	719
Advisory Fees Paid, Amount	$ 1,709,000
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,388,621
# of Portfolio Holdings	719
Portfolio Turnover Rate	98%
Total Net Advisory Fees Paid During the Reporting Period	$1,709
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	93.0%
U.S. Government Agencies	20.0%
Asset-Backed Securities	7.7%
Sovereign Issues	4.3%
Non-Agency Mortgage-Backed Securities	1.0%
Other Investments	0.2%
Short-Term Instruments	38.3%
Affiliated Investments	0.4%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(64.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

C000026484
Shareholder Report [Line Items]
Fund Name	PIMCO Short-Term Portfolio
Class Name	Administrative
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Short-Term Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$36	0.71%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%	[48]
AssetsNet	$ 632,107,000
Holdings Count | Holding	593
Advisory Fees Paid, Amount	$ 766,000
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$632,107
# of Portfolio Holdings	593
Portfolio Turnover Rate	59%
Total Net Advisory Fees Paid During the Reporting Period	$766
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	45.9%
Asset-Backed Securities	18.8%
U.S. Government Agencies	17.7%
Non-Agency Mortgage-Backed Securities	6.5%
U.S. Treasury Obligations	0.7%
Municipal Bonds & Notes	0.3%
Sovereign Issues	0.2%
Short-Term Instruments	12.6%
Affiliated Investments	4.5%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(7.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

C000081128
Shareholder Report [Line Items]
Fund Name	PIMCO Short-Term Portfolio
Class Name	Advisor
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Short-Term Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$41	0.81%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%	[49]
AssetsNet	$ 632,107,000
Holdings Count | Holding	593
Advisory Fees Paid, Amount	$ 766,000
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$632,107
# of Portfolio Holdings	593
Portfolio Turnover Rate	59%
Total Net Advisory Fees Paid During the Reporting Period	$766
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	45.9%
Asset-Backed Securities	18.8%
U.S. Government Agencies	17.7%
Non-Agency Mortgage-Backed Securities	6.5%
U.S. Treasury Obligations	0.7%
Municipal Bonds & Notes	0.3%
Sovereign Issues	0.2%
Short-Term Instruments	12.6%
Affiliated Investments	4.5%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(7.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

C000026485
Shareholder Report [Line Items]
Fund Name	PIMCO Short-Term Portfolio
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Short-Term Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$28	0.56%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%	[50]
AssetsNet	$ 632,107,000
Holdings Count | Holding	593
Advisory Fees Paid, Amount	$ 766,000
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$632,107
# of Portfolio Holdings	593
Portfolio Turnover Rate	59%
Total Net Advisory Fees Paid During the Reporting Period	$766
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	45.9%
Asset-Backed Securities	18.8%
U.S. Government Agencies	17.7%
Non-Agency Mortgage-Backed Securities	6.5%
U.S. Treasury Obligations	0.7%
Municipal Bonds & Notes	0.3%
Sovereign Issues	0.2%
Short-Term Instruments	12.6%
Affiliated Investments	4.5%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(7.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

C000026489
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return Portfolio
Class Name	Administrative
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Total Return Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$37	0.73%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%	[51]
AssetsNet	$ 4,447,557,000
Holdings Count | Holding	1,609
Advisory Fees Paid, Amount	$ 5,449,000
InvestmentCompanyPortfolioTurnover	257.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$4,447,557
# of Portfolio Holdings	1,609
Portfolio Turnover Rate	257%
Total Net Advisory Fees Paid During the Reporting Period	$5,449
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	47.9%
Corporate Bonds & Notes	38.0%
U.S. Treasury Obligations	17.4%
Non-Agency Mortgage-Backed Securities	9.4%
Asset-Backed Securities	9.1%
Sovereign Issues	7.9%
Municipal Bonds & Notes	0.6%
Loan Participations and Assignments	0.6%
Preferred Securities	0.2%
Other Investments	0.1%
Short-Term Instruments	0.7%
Affiliated Investments	4.0%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(35.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

C000030985
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return Portfolio
Class Name	Advisor
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Total Return Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$42	0.83%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%	[52]
AssetsNet	$ 4,447,557,000
Holdings Count | Holding	1,609
Advisory Fees Paid, Amount	$ 5,449,000
InvestmentCompanyPortfolioTurnover	257.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$4,447,557
# of Portfolio Holdings	1,609
Portfolio Turnover Rate	257%
Total Net Advisory Fees Paid During the Reporting Period	$5,449
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	47.9%
Corporate Bonds & Notes	38.0%
U.S. Treasury Obligations	17.4%
Non-Agency Mortgage-Backed Securities	9.4%
Asset-Backed Securities	9.1%
Sovereign Issues	7.9%
Municipal Bonds & Notes	0.6%
Loan Participations and Assignments	0.6%
Preferred Securities	0.2%
Other Investments	0.1%
Short-Term Instruments	0.7%
Affiliated Investments	4.0%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(35.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

C000026490
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return Portfolio
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Total Return Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$29	0.58%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%	[53]
AssetsNet	$ 4,447,557,000
Holdings Count | Holding	1,609
Advisory Fees Paid, Amount	$ 5,449,000
InvestmentCompanyPortfolioTurnover	257.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$4,447,557
# of Portfolio Holdings	1,609
Portfolio Turnover Rate	257%
Total Net Advisory Fees Paid During the Reporting Period	$5,449
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	47.9%
Corporate Bonds & Notes	38.0%
U.S. Treasury Obligations	17.4%
Non-Agency Mortgage-Backed Securities	9.4%
Asset-Backed Securities	9.1%
Sovereign Issues	7.9%
Municipal Bonds & Notes	0.6%
Loan Participations and Assignments	0.6%
Preferred Securities	0.2%
Other Investments	0.1%
Short-Term Instruments	0.7%
Affiliated Investments	4.0%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(35.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

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